RELATED PARTY NOTES PAYABLE	12 Months Ended
Dec. 31, 2020
RELATED PARTY NOTES PAYABLE
RELATED PARTY NOTES PAYABLE

NOTE 6 — RELATED PARTY NOTES PAYABLE

On May 28, 2020, the Company entered into a Convertible Promissory Note (the “Convertible Note”) with GM that provides a financing to the Company of up to $10 million secured by the Company’s property, plant and equipment and intangible assets. Pursuant to the terms of the Convertible Note, the Company had the ability to periodically draw down on the Convertible note to meet its working capital needs. The $5 million balance of this note was converted to equity at closing of the Business Combination described in Note 1.

On November 7, 2019, the Company entered into an Asset Transfer Agreement and Operating Agreement (collectively, the “Agreements”) with GM. The Company’s obligations payable pursuant to the Agreements were secured by the property, plant and equipment described in Note 5, as evidenced by the Open-End Mortgage, Assignment of Rents, Security Agreement and Fixture Filing entered into by Lordstown in favor of GM. The Company imputed interest of 5% on the $20 million purchase price until February 1, 2020 when the stated interest rate of 7% began per the terms of the Asset Transfer Agreement. Interest for the years ended December 31, 2020 and 2019 related to the Agreements totaled $0.7 million and $0.1 million, respectively, of which $0.4 million was capitalized as part of PP&E as described in Note 5 and $0.4 million expensed as incurred. This Related party note which totaled $20.8 million was converted to equity during the Business Combination described in Note 1. The outstanding balance as of December 31, 2019 was $20.1 million.